S000004349 [Member] Investment Objectives and Goals - iShares Select U.S. REIT ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Select U.S. REIT ETFICF | Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Select U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (“REITs”).